ASYMmetric Smart Alpha S&P 500 ETF
Schedule of Investments (Unaudited)
September 30, 2023

	Shares	Value
COMMON STOCKS - 92.5%
Communication Services - 8.1%
Activision Blizzard, Inc.	16	$1,498
Alphabet, Inc. *	122	15,965
Alphabet, Inc. *	104	13,713
AT&T, Inc.	158	2,373
Charter Communications, Inc. *	2	880
Comcast Corp.	74	3,281
DISH Network Corp. *	2	12
Electronic Arts, Inc.	7	843
Fox Corp.	1	29
Fox Corp.	2	62
Interpublic Group of Companies, Inc.	3	86
Live Nation Entertainment, Inc. *	1	83
Match Group, Inc. *	2	78
Meta Platforms, Inc. *	44	13,209
Netflix, Inc. *	10	3,776
News Corp.	3	60
News Corp.	1	21
Omnicom Group, Inc.	2	149
Paramount Global	4	52
Take-Two Interactive Software, Inc. *	5	702
T-Mobile US, Inc. *	13	1,821
Verizon Communications, Inc.	98	3,176
Walt Disney Co. *	28	2,269
Warner Bros Discovery, Inc. *	43	467
		64,605
Consumer Discretionary - 10.0%
Amazon.com, Inc. *	186	23,644
Aptiv Plc *	7	690
Bath & Body Works, Inc.	2	68
Best Buy Co., Inc.	2	139
Booking Holdings, Inc. *	1	3,084
BorgWarner, Inc.	2	81
Caesars Entertainment, Inc. *	2	93
CarMax, Inc. *	1	71
Carnival Corp. *	44	604
Chipotle Mexican Grill, Inc. *	1	1,832
D.R. Horton, Inc.	7	752
Darden Restaurants, Inc.	1	143
Dollar Tree, Inc. *	4	426
eBay, Inc.	15	661
Etsy, Inc. *	1	65
Expedia Group, Inc. *	1	103
Ford Motor Co.	91	1,130
Garmin Ltd.	1	105
General Motors Co.	31	1,022
Genuine Parts Co.	3	433
Hasbro, Inc.	1	66
Hilton Worldwide Holdings, Inc.	6	901
Home Depot, Inc.	22	6,648
Las Vegas Sands Corp.	3	138
Lennar Corp.	6	673
LKQ Corp.	2	99
Lowe's Companies, Inc.	14	2,910
Marriott International, Inc.	6	1,179
McDonald's Corp.	16	4,215
MGM Resorts International	3	110
Newell Brands, Inc.	3	27
NIKE, Inc.	31	2,964
Norwegian Cruise Line Holdings Ltd. *	3	49
O'Reilly Automotive, Inc. *	1	909
Pool Corp.	2	712
PulteGroup, Inc.	2	148
Ross Stores, Inc.	8	904
Royal Caribbean Cruises Ltd. *	8	737
Starbucks Corp.	27	2,464
Tapestry, Inc.	2	58
Target Corp.	9	995
Tesla, Inc. *	53	13,262
TJX Companies, Inc.	25	2,222
Tractor Supply Co.	2	406
Ulta Beauty, Inc. *	1	399
VF Corp.	3	53
Wynn Resorts Ltd.	1	92
Yum! Brands, Inc.	7	875
		79,361
Consumer Staples - 5.6%
Altria Group, Inc.	36	1,514
Archer-Daniels-Midland Co.	13	980
Brown-Forman Corp.	1	58
Bunge Ltd.	7	758
Campbell Soup Co.	2	82
Church & Dwight Co, Inc.	10	916
Clorox Co.	1	131
Coca-Cola Co.	83	4,646
Colgate-Palmolive Co.	18	1,280
Conagra Brands, Inc.	4	110
Constellation Brands, Inc.	4	1,005
Costco Wholesale Corp.	8	4,520
Dollar General Corp.	5	529
Estee Lauder Companies Inc.	5	723
General Mills, Inc.	14	896
Hershey Co.	3	600
Hormel Foods Corp.	2	76
J.M. Smucker Co.	1	123
Kellogg Co.	2	119
Keurig Dr Pepper, Inc.	19	600
Kimberly-Clark Corp.	8	967
Kraft Heinz Co.	17	572
Kroger Co.	15	671
Lamb Weston Holdings, Inc.	1	92
McCormick & Co., Inc.	6	454
Molson Coors Beverage Co.	2	127
Mondelez International, Inc.	34	2,360
Monster Beverage Corp. *	18	953
PepsiCo, Inc.	24	4,066
Philip Morris International, Inc.	26	2,407
Procter & Gamble Co.	44	6,418
Sysco Corp.	12	793
Tyson Foods, Inc.	2	101
Walgreens Boots Alliance, Inc.	16	356
Walmart, Inc.	30	4,798
		44,801
Energy - 4.3%
APA Corp.	3	123
Baker Hughes Co.	23	812
Chevron Corp.	29	4,890
ConocoPhillips	24	2,875
Coterra Energy, Inc.	33	893
Devon Energy Corp.	16	763
Diamondback Energy, Inc.	4	620
EOG Resources, Inc.	13	1,648
EQT Corp.	3	122
Exxon Mobil Corp.	76	8,936
Halliburton Co.	19	769
Hess Corp.	7	1,071
Kinder Morgan, Inc.	38	630
Marathon Oil Corp.	5	134
Marathon Petroleum Corp.	9	1,362
Occidental Petroleum Corp.	18	1,168
ONEOK, Inc.	10	634
Phillips 66	11	1,322
Pioneer Natural Resources Co.	5	1,148
Schlumberger Ltd.	32	1,866
Targa Resources Corp.	2	171
The Williams Company Inc.	29	977
Valero Energy Corp.	9	1,275
		34,209
Financials - 11.3%
Aflac, Inc.	14	1,075
Allstate Corp.	6	668
American Express Co.	12	1,790
American International Group, Inc.	18	1,091
Ameriprise Financial, Inc.	2	659
Aon Plc	4	1,297
Arch Capital Group Ltd. *	8	638
Arthur J Gallagher & Co.	5	1,140
Bank of America Corp.	120	3,286
Bank of New York Mellon Corp.	18	768
Berkshire Hathaway, Inc. *	35	12,261
BlackRock, Inc.	4	2,586
Brown & Brown, Inc.	2	140
Capital One Financial Corp.	9	873
Cboe Global Markets, Inc.	1	156
Charles Schwab Corp.	30	1,647
Chubb Ltd.	9	1,874
Cincinnati Financial Corp.	1	102
Citigroup, Inc.	41	1,686
Citizens Financial Group, Inc.	4	107
CME Group, Inc.	8	1,602
Comerica, Inc.	1	42
Discover Financial Services	6	520
Everest Re Group Ltd.	1	372
FactSet Research Systems, Inc.	1	437
Fifth Third Bancorp	19	481
Fiserv, Inc. *	13	1,468
Franklin Resources, Inc.	2	49
Globe Life, Inc.	1	109
Goldman Sachs Group, Inc.	7	2,265
Hartford Financial Services Group, Inc.	6	425
Huntington Bancshares, Inc.	31	322
Intercontinental Exchange, Inc.	12	1,320
Invesco Ltd.	4	58
Jack Henry & Associates, Inc.	1	151
JPMorgan Chase & Co.	55	7,976
KeyCorp	7	75
Lincoln National Corp.	1	25
Loews Corp.	2	127
M&T Bank Corp.	4	506
MarketAxess Holdings, Inc.	1	214
Marsh & McLennan Companies, Inc.	12	2,284
Mastercard, Inc.	16	6,335
MetLife, Inc.	16	1,007
Moody's Corp.	3	949
Morgan Stanley	32	2,613
MSCI, Inc.	2	1,026
Nasdaq, Inc.	3	146
Northern Trust Corp.	2	139
PayPal Holdings, Inc. *	22	1,286
PNC Financial Services Group, Inc.	8	982
Principal Financial Group, Inc.	2	144
Progressive Corp.	7	975
Prudential Financial, Inc.	8	759
Raymond James Financial, Inc.	2	201
Regions Financial Corp.	20	344
S&P Global, Inc.	8	2,923
State Street Corp.	8	536
Synchrony Financial	4	122
T. Rowe Price Group, Inc.	5	524
Travelers Companies, Inc.	6	980
Truist Financial Corp.	27	772
US Bancorp	29	959
Visa, Inc.	35	8,050
W.R. Berkley Corp.	2	127
Wells Fargo & Co.	76	3,105
Willis Towers Watson Plc	2	418
Zions Bancorp	1	35
		90,129
Health Care - 11.8%
Abbott Laboratories	29	2,809
AbbVie, Inc.	32	4,770
Agilent Technologies, Inc.	7	783
Align Technology, Inc. *	1	305
AmerisourceBergen Corp.	4	720
Amgen, Inc.	8	2,150
Baxter International, Inc.	15	566
Becton Dickinson and Co.	6	1,551
Biogen, Inc. *	3	771
Bio-Techne Corp.	1	68
Boston Scientific Corp. *	29	1,531
Bristol-Myers Squibb Co.	50	2,902
Cardinal Health, Inc.	10	868
Catalent, Inc. *	1	46
Centene Corp. *	14	964
Cigna Group	7	2,002
Cooper Companies, Inc.	1	318
CVS Health Corp.	28	1,955
Danaher Corp.	15	3,721
DENTSPLY SIRONA, Inc.	2	68
Dexcom, Inc. *	9	840
Edwards Lifesciences Corp. *	13	901
Elevance Health, Inc.	5	2,177
Eli Lilly & Co.	14	7,520
Fortrea Holdings, Inc. *	1	29
GE HealthCare Technologies, Inc.	8	544
Gilead Sciences, Inc.	30	2,248
HCA Healthcare, Inc.	5	1,230
Henry Schein, Inc. *	1	74
Hologic, Inc. *	11	763
Humana, Inc.	3	1,460
IDEXX Laboratories, Inc. *	2	875
Illumina, Inc. *	3	412
Incyte Corp. *	1	58
Insulet Corp. *	2	319
Intuitive Surgical, Inc. *	7	2,046
IQVIA Holdings, Inc. *	4	787
Johnson & Johnson	47	7,320
Laboratory Corp of America Holdings	1	201
McKesson Corp.	3	1,305
Medtronic Plc	34	2,664
Merck & Co., Inc.	55	5,662
Moderna, Inc. *	8	826
Molina Healthcare, Inc. *	1	328
Organon & Co.	2	35
PerkinElmer, Inc.	1	111
Pfizer, Inc.	122	4,047
Quest Diagnostics, Inc.	1	122
Regeneron Pharmaceuticals, Inc. *	1	823
ResMed, Inc.	3	444
STERIS Plc	1	219
Stryker Corp.	8	2,186
Thermo Fisher Scientific, Inc.	9	4,556
UnitedHealth Group, Inc.	16	8,067
Universal Health Services, Inc.	1	126
Vertex Pharmaceuticals, Inc. *	6	2,086
Viatris, Inc.	10	99
Waters Corp. *	1	274
West Pharmaceutical Services, Inc.	1	375
Zimmer Biomet Holdings, Inc.	5	561
		93,588
Industrials - 8.3%
3M Co.	11	1,030
A O Smith Corp.	1	66
Alaska Air Group, Inc. *	1	37
Allegion Plc	1	104
American Airlines Group, Inc. *	5	64
AMETEK, Inc.	6	887
Automatic Data Processing, Inc.	9	2,165
Axon Enterprise, Inc. *	3	597
Boeing Co. *	14	2,683
Broadridge Financial Solutions, Inc.	1	179
C.H. Robinson Worldwide, Inc.	1	86
Carrier Global Corp.	19	1,049
Caterpillar, Inc.	11	3,003
Ceridian HCM Holding, Inc. *	1	68
Cintas Corp.	2	962
Copart, Inc. *	20	862
CoStar Group, Inc. *	9	692
CSX Corp.	42	1,291
Cummins, Inc.	3	685
Deere & Co.	6	2,264
Delta Air Lines, Inc.	15	555
Dover Corp.	6	837
Eaton Corp Plc	8	1,706
Emerson Electric Co.	13	1,255
Equifax, Inc.	3	549
Expeditors International of Washington, Inc.	7	802
Fastenal Co.	13	710
FedEx Corp.	5	1,325
Fortive Corp.	8	593
Generac Holdings, Inc. *	1	109
General Dynamics Corp.	5	1,105
General Electric Co.	27	2,985
Honeywell International, Inc.	14	2,586
Howmet Aerospace, Inc.	3	139
IDEX Corp.	1	208
Illinois Tool Works, Inc.	6	1,382
Ingersoll Rand, Inc.	10	637
Jacobs Solutions, Inc.	1	136
JB Hunt Transport Services, Inc.	1	188
Johnson Controls International Plc	17	905
L3Harris Technologies, Inc.	5	871
Leidos Holdings, Inc.	1	92
Lockheed Martin Corp.	6	2,454
Masco Corp.	2	107
Norfolk Southern Corp.	5	985
Northrop Grumman Corp.	3	1,321
Old Dominion Freight Line, Inc.	3	1,227
Otis Worldwide Corp.	9	723
PACCAR, Inc.	12	1,020
Parker-Hannifin Corp.	3	1,169
Pentair Plc	1	65
Quanta Services, Inc.	4	748
Raytheon Technologies Corp.	37	2,663
Republic Services, Inc.	6	855
Robert Half International, Inc.	1	73
Rockwell Automation, Inc.	3	858
Rollins, Inc.	2	75
Snap-on, Inc.	2	510
Southwest Airlines Co.	24	650
Stanley Black & Decker, Inc.	1	84
Textron, Inc.	2	156
Trane Technologies Plc	5	1,014
TransDigm Group, Inc. *	1	843
Union Pacific Corp.	14	2,851
United Airlines Holdings, Inc. *	3	127
United Parcel Service, Inc.	18	2,806
United Rentals, Inc.	1	445
Verisk Analytics, Inc.	3	709
W.W. Grainger, Inc.	1	692
Waste Management, Inc.	4	610
Westinghouse Air Brake Technologies Corp.	6	638
Xylem Inc.	6	546
		65,473
Information Technology# - 26.6%
Accenture Plc	14	4,300
Adobe, Inc. *	10	5,099
Advanced Micro Devices, Inc. *	38	3,907
Akamai Technologies, Inc. *	1	106
Amphenol Corp.	13	1,092
Analog Devices, Inc.	14	2,451
ANSYS, Inc. *	1	298
Apple, Inc.	312	53,417
Applied Materials, Inc.	19	2,631
Arista Networks, Inc. *	6	1,104
Autodesk, Inc. *	5	1,035
Broadcom, Inc.	9	7,475
Cadence Design Systems, Inc. *	6	1,406
CDW Corp.	3	605
Cisco Systems Inc.	88	4,731
Cognizant Technology Solutions Corp.	11	745
Corning, Inc.	18	548
DXC Technology Co. *	2	42
Enphase Energy, Inc. *	3	360
EPAM Systems, Inc. *	1	256
Fair Isaac Corp. *	1	868
Fidelity National Information Services, Inc.	14	774
First Solar, Inc. *	1	162
FleetCor Technologies, Inc. *	1	255
Fortinet, Inc. *	16	939
Gartner, Inc. *	1	344
Gen Digital, Inc.	5	88
Global Payments, Inc.	6	692
Hewlett Packard Enterprise Co.	53	921
HP, Inc.	19	488
Intel Corp.	67	2,382
International Business Machines Corp.	22	3,087
Intuit, Inc.	6	3,066
Juniper Networks, Inc.	3	83
Keysight Technologies, Inc. *	4	529
KLA Corp.	3	1,376
Lam Research Corp.	3	1,880
Microchip Technology, Inc.	12	937
Micron Technology, Inc.	22	1,497
Microsoft Corp.	151	47,678
Monolithic Power Systems, Inc.	1	462
Motorola Solutions, Inc.	4	1,089
NetApp, Inc.	2	152
NVIDIA Corp.	55	23,924
NXP Semiconductors NV	6	1,199
ON Semiconductor Corp. *	9	837
Oracle Corp.	36	3,813
Palo Alto Networks, Inc. *	8	1,875
Paychex, Inc.	8	923
Paycom Software, Inc.	1	259
PTC, Inc. *	1	142
Qorvo, Inc. *	1	95
QUALCOMM, Inc.	26	2,888
Roper Technologies, Inc.	2	969
Salesforce, Inc. *	18	3,650
Seagate Technology Holdings Plc	2	132
ServiceNow, Inc. *	4	2,236
Skyworks Solutions, Inc.	1	99
SolarEdge Technologies, Inc. *	1	129
Synopsys, Inc. *	4	1,836
TE Connectivity Ltd.	7	865
Teledyne Technologies, Inc. *	1	409
Teradyne, Inc.	1	100
Texas Instruments, Inc.	16	2,544
Trimble, Inc. *	2	108
Tyler Technologies, Inc. *	1	386
VeriSign, Inc. *	1	202
Western Digital Corp. *	3	137
Zebra Technologies Corp. *	1	236
		211,350
Materials - 2.3%
Air Products and Chemicals, Inc.	5	1,417
Albemarle Corp.	3	510
Amcor Plc	12	110
Avery Dennison Corp.	1	183
Ball Corp.	3	149
Celanese Corp.	1	125
CF Industries Holdings, Inc.	2	171
Corteva, Inc.	17	870
Dow, Inc.	16	825
DuPont de Nemours, Inc.	12	895
Eastman Chemical Co.	1	77
Ecolab, Inc.	6	1,016
FMC Corp.	1	67
Freeport-McMoRan, Inc.	31	1,156
International Flavors & Fragrances, Inc.	6	409
International Paper Co.	3	106
Linde Plc	11	4,096
LyondellBasell Industries NV	7	663
Martin Marietta Materials, Inc.	1	410
Mosaic Co.	3	107
Newmont Corp.	20	739
Nucor Corp.	6	938
Packaging Corp of America	1	154
PPG Industries, Inc.	5	649
Sealed Air Corp.	1	33
Sherwin-Williams Co.	5	1,275
Steel Dynamics, Inc.	3	322
Vulcan Materials Co.	3	606
Westrock Co.	2	72
		18,150
Real Estate - 2.1%
Alexandria Real Estate Equities, Inc.	4	400
American Tower Corp.	10	1,645
AvalonBay Communities, Inc.	3	515
Boston Properties, Inc.	1	60
Camden Property Trust	1	95
CBRE Group, Inc. *	7	517
Crown Castle International Corp.	9	828
Digital Realty Trust, Inc.	7	847
Equinix, Inc.	2	1,453
Equity Residential	14	822
Essex Property Trust, Inc.	1	212
Extra Space Storage, Inc.	3	365
Federal Realty Investment Trust	1	91
Healthpeak Properties, Inc.	4	74
Host Hotels & Resorts, Inc.	6	96
Invitation Homes, Inc.	25	792
Iron Mountain, Inc.	2	119
Kimco Realty Corp.	5	88
Mid-America Apartment Communities, Inc.	1	129
Prologis, Inc.	19	2,132
Public Storage	3	791
Realty Income Corp.	15	749
Regency Centers Corp.	1	59
SBA Communications Corp.	2	400
Simon Property Group, Inc.	8	864
UDR, Inc.	2	71
Ventas, Inc.	17	716
VICI Properties, Inc.	20	582
Welltower, Inc.	9	737
Weyerhaeuser Co.	21	644
		16,893
Utilities - 2.1%
AES Corp.	5	76
Alliant Energy Corp.	2	97
Ameren Corp.	6	449
American Electric Power Company, Inc.	12	903
American Water Works Co, Inc.	4	495
Atmos Energy Corp.	1	106
CenterPoint Energy, Inc.	5	134
CMS Energy Corp.	2	106
Consolidated Edison, Inc.	9	770
Constellation Energy Corp.	8	873
Dominion Energy, Inc.	20	893
DTE Energy Co.	2	199
Duke Energy Corp.	16	1,412
Edison International	8	506
Entergy Corp.	2	185
Evergy, Inc.	2	101
Eversource Energy	8	465
Exelon Corp.	24	907
FirstEnergy Corp.	10	342
NextEra Energy, Inc.	46	2,635
NiSource, Inc.	3	74
NRG Energy, Inc.	2	77
PG&E Corp. *	35	565
Pinnacle West Capital Corp.	1	74
PPL Corp.	6	141
Public Service Enterprise Group, Inc.	11	626
Sempra Energy	14	952
Southern Co.	23	1,489
WEC Energy Group, Inc.	7	564
Xcel Energy, Inc.	10	572
		16,788
TOTAL COMMON STOCKS
(Cost $700,423)		735,347

SHORT-TERM INVESTMENT - 0.7%
Money Market Deposit Account - 0.7%
U.S. Bank N.A., 5.200% (a)
(Cost $5,116)	5,116	5,116

Total Investments - 93.2%
(Cost $705,539)		740,463
Other Assets and Liabilities, Net - 6.8%		54,212
Total Net Assets - 100.0%		$794,675

* Non-income producing security.
# The Fund is signficantly invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to short product cycles, competition and more aggressive pricing than the overall market.

(a) The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2023.

Schedule of Open Futures Contracts
Futures Contracts Sold

Description	Number of Contracts Sold	Expiration Date	Notional Amount	Fair Value	Value/Unrealized Appreciation
Micro E-Mini S&P 500 Index	37	December 2023	$800,218	$(2,220)	$(35,183)

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$735,347	$-	$-	$735,347
Short-Term Investment	5,116	-	-	5,116
Total Investments	$740,463	$-	$-	$740,463

As of September 30, 2023, the Fund's investments in other financial instruments* were classified as follows:
Short Futures Contracts	$(35,183)	$-	$-	$(35,183)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options which are presented at the unrealized appreciation/depreciation on the instruments.